Provisions and Other Non-Current Liabilities - Summary of Provisions and Other Non-Current Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Net defined benefit plan obligations	$ 681	$ 984
Deferred compensation and employee incentives	140	159
Provisions	63	124
Uncertain tax positions	287	337
Other non-current liabilities	33	136
Total provisions and other non-current liabilities	$ 1,204	$ 1,740